UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:      March 31, 2012
                                                               -----------------

Check here if Amendment [X];            Amendment Number:             1
                                                               -----------------

This Amendment (check only one):     [X] is a restatement
                                     [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Mawer Investment Management Ltd.
Address:     603 Seventh Avenue S. W., Suite 900
             Calgary, Alberta, Canada T2P 2T5

Form 13F File Number: 028-14623
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Mezei
Title:    President and Chief Compliance Officer
Phone:    403-774-4183

Signature, Place and Date of Signing:

/s/ Michael Mezei           Calgary, Canada            May 11, 2012
-----------------           ---------------            ------------
  [Signature]                [City, State]                [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                         ---------------
Form 13F Information Table Entry Total:         72
                                         ---------------
Form 13F Information Table Value Total:     $1,562,776
                                         ---------------
                                            (thousands)


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

                                        Mawer Investment Management Ltd.
                                      March 31, 2012 US Security holdings
                                 Firm Totals for SEC Form 13F Quarterly Filing

                                     CLASS OF                  MV $US              SH/  PUT/              OTHER    VOTING AUTHORITY
NAME OF ISSUER                       SECURITY        CUSIP    (1000's)  QUANTITY   PRN  CALL DISCRETION  MANAGER  SOLE  SHARED  NONE
-------------------------            --------      ---------  --------  --------   ---  ---- ----------  -------  ----  ------  ----
ACTUANT CORPORATION                  CL A          00508X203    13,669    471,510  SH   N/A   SOLE                 SOLE
ADMINISTRADORA DE FONDOS DE
 PENSIONES PROVIDA SA                SPON ADR      00709P108       861     10,900  SH   N/A   SOLE                 SOLE
AFLAC INC                            COMMON        001055102     7,194    156,425  SH   N/A   SOLE                 SOLE
AMETEK INC                           COMMON        031100100    21,856    450,542  SH   N/A   SOLE                 SOLE
AMTRUST FINANCIAL SERVICES           COMMON        032359309    19,272    716,981  SH   N/A   SOLE                 SOLE
ASPEN INSURANCE HOLDINGS LTD         SHS           G05384105    39,377  1,409,271  SH   N/A   SOLE                 SOLE
ATRION CORPORATION                   COMMON        049904105     2,326     11,067  SH   N/A   SOLE                 SOLE
BANCO BILBAO VIZCAYA ARGENTARIA SA   SPON ADR      05946K101     9,217  1,153,521  SH   N/A   SOLE                 SOLE
BECTON DICKINSON AND CO              COMMON        075887109    32,618    420,042  SH   N/A   SOLE                 SOLE
BHP BILLITON LTD                     SPON ADR      088606108     8,512    117,553  SH   N/A   SOLE                 SOLE
BHP BILLITON PLC                     SPON ADR      05545E209    39,232    639,157  SH   N/A   SOLE                 SOLE
CANON INC                            SPON ADR      138006309    45,095    946,132  SH   N/A   SOLE                 SOLE
CHEVRON CORP                         COMMON        166764100    34,903    325,541  SH   N/A   SOLE                 SOLE
CISCO SYSTEMS INC                    COMMON        17275R102    26,258  1,241,450  SH   N/A   SOLE                 SOLE
CME GROUP INC                        COMMON        12572Q105    11,596     40,080  SH   N/A   SOLE                 SOLE
COPART INC                           COMMON        217204106    22,088    847,165  SH   N/A   SOLE                 SOLE
COSTCO WHOLESALE CORP                COMMON        22160K105     4,760     52,419  SH   N/A   SOLE                 SOLE
DENTSPLY INTERNATIONAL INC           COMMON        249030107    13,584    338,510  SH   N/A   SOLE                 SOLE
DONALDSON CO INC                     COMMON        257651109    14,915    417,438  SH   N/A   SOLE                 SOLE
DOVER CORPORATION                    COMMON        260003108    10,424    165,625  SH   N/A   SOLE                 SOLE
E.I  DU PONT DE NEMOURS              COMMON        263534109    29,215    552,247  SH   N/A   SOLE                 SOLE
EMERSON ELECTRIC CO                  COMMON        291011104    23,564    451,558  SH   N/A   SOLE                 SOLE
ERICSSON (LM) TEL                    ADR B SEK 10  294821608    18,974  1,840,203  SH   N/A   SOLE                 SOLE
EXXON MOBIL CORP                     COMMON        30231G102    35,062    404,247  SH   N/A   SOLE                 SOLE
GAZIT-GLOBE LTD.                     SHS           M4793C102    18,089  1,751,478  SH   N/A   SOLE                 SOLE
GENERAL ELECTRIC CO                  COMMON        369604103    11,518    573,885  SH   N/A   SOLE                 SOLE
GLAXOSMITHKLINE PLC                  SPON ADR      37733W105    11,650    259,346  SH   N/A   SOLE                 SOLE
GOOGLE INC                           CL A          38259P508    24,921     38,863  SH   N/A   SOLE                 SOLE
GRACO INC                            COMMON        384109104    26,318    495,962  SH   N/A   SOLE                 SOLE
HONDA MOTOR CO LTD                   AMERN SHS     438128308    33,704    876,961  SH   N/A   SOLE                 SOLE
HSBC HOLDINGS PLC                    SPON ADR      404280406    44,282    997,527  SH   N/A   SOLE                 SOLE
ILLINOIS TOOL WORKS INC              COMMON        452308109    16,750    293,245  SH   N/A   SOLE                 SOLE
INTERNATIONAL BUSINESS MACHINES
 CORP                                COMMON        459200101    41,960    201,148  SH   N/A   SOLE                 SOLE
JOHNSON & JOHNSON                    COMMON        478160104    25,915    392,871  SH   N/A   SOLE                 SOLE
JPMORGAN CHASE & CO                  COMMON        46625H100    36,938    803,307  SH   N/A   SOLE                 SOLE
KRAFT FOODS INC.                     CL A          50075N104    10,542    277,335  SH   N/A   SOLE                 SOLE
LOWES COS INC                        COMMON        548661107    11,695    372,705  SH   N/A   SOLE                 SOLE
MARSH & MCLENNAN COS INC             COMMON        571748102    18,425    561,900  SH   N/A   SOLE                 SOLE
MCGRAW-HILL COMPANIES                COMMON        580645109    22,094    455,830  SH   N/A   SOLE                 SOLE
MEDTRONIC INC                        COMMON        585055106     2,504     63,900  SH   N/A   SOLE                 SOLE
MESA LABORATORIES INC                COMMON        59064R109     1,410     28,594  SH   N/A   SOLE                 SOLE
MICROSOFT CORP                       COMMON        594918104     6,668    206,715  SH   N/A   SOLE                 SOLE
NEWMARKET CORP                       COMMON        651587107     2,305     12,300  SH   N/A   SOLE                 SOLE
NIKE INC                             CL B          654106103    28,327    261,200  SH   N/A   SOLE                 SOLE
PATTERSON COS INC                    COMMON        703395103    13,610    407,482  SH   N/A   SOLE                 SOLE
PAYCHEX INC                          COMMON        704326107    22,536    727,145  SH   N/A   SOLE                 SOLE
PEPSICO INC                          COMMON        713448108    24,709    372,392  SH   N/A   SOLE                 SOLE
PETROLEO BRASILEIRO SA               SPON ADR      71654V101    31,595  1,236,081  SH   N/A   SOLE                 SOLE
POSCO                                SPON ADR      693483109    30,539    364,844  SH   N/A   SOLE                 SOLE
PROCTER & GAMBLE CO.                 COMMON        742718109    27,121    403,507  SH   N/A   SOLE                 SOLE
ROYAL DUTCH SHELL PLC                SPON ADR      780259206    64,438    918,815  SH   N/A   SOLE                 SOLE
RPM INTERNATIONAL INC.               COMMON        749685103     8,160    311,580  SH   N/A   SOLE                 SOLE
SASOL LTD ADR                        SPON ADR      803866300    42,612    876,052  SH   N/A   SOLE                 SOLE


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

                                        Mawer Investment Management Ltd.
                                      March 31, 2012 US Security holdings
                                 Firm Totals for SEC Form 13F Quarterly Filing

                                     CLASS OF                  MV $US              SH/  PUT/              OTHER    VOTING AUTHORITY
NAME OF ISSUER                       SECURITY        CUSIP    (1000's)  QUANTITY   PRN  CALL DISCRETION  MANAGER  SOLE  SHARED  NONE
-------------------------            --------      ---------  --------  --------   ---  ---- ----------  -------  ----  ------  ----
SHERWIN-WILLIAMS CO.                 COMMON        824348106    10,492     96,545  SH   N/A    SOLE               SOLE
SIEMENS AG                           SPON ADR      826197501    43,838    434,716  SH   N/A    SOLE               SOLE
SMITH & NEPHEW PLC                   SPON ADR      83175M205    10,146    200,874  SH   N/A    SOLE               SOLE
STATE STREET CORP                    COMMON        857477103    27,038    594,210  SH   N/A    SOLE               SOLE
SYSCO CORP                           COMMON        871829107    13,859    464,145  SH   N/A    SOLE               SOLE
T ROWE PRICE GROUP INC               COMMON        74144T108    20,361    311,784  SH   N/A    SOLE               SOLE
TOTAL SA                             SPON ADR      89151E109    53,593  1,048,335  SH   N/A    SOLE               SOLE
TOWER GROUP INC                      COMMON        891777104     2,671    119,100  SH   N/A    SOLE               SOLE
UFP TECHNOLOGIES INC                 COMMON        902673102     3,961    203,644  SH   N/A    SOLE               SOLE
UNILEVER PLC                         SPON ADR      904767704    53,911  1,631,138  SH   N/A    SOLE               SOLE
UNITED TECHNOLOGIES CORPORATION      COMMON        913017109     9,492    114,445  SH   N/A    SOLE               SOLE
VCA ANTECH INC                       COMMON        918194101     9,360    403,255  SH   N/A    SOLE               SOLE
VISA INC                             CL A          92826C839    11,025     93,430  SH   N/A    SOLE               SOLE
VODAFONE GROUP PLC                   SPON ADR      92857W209    66,027  2,386,160  SH   N/A    SOLE               SOLE
VULCAN MATERIALS CO                  COMMON        929160109     5,765    134,915  SH   N/A    SOLE               SOLE
WALGREEN CO                          COMMON        931422109    16,717    499,136  SH   N/A    SOLE               SOLE
WELLS FARGO & CO                     COMMON        949746101    32,179    942,517  SH   N/A    SOLE               SOLE
WESTERN UNION CO/THE                 COMMON        959802109     2,717    154,370  SH   N/A    SOLE               SOLE
WRIGHT EXPRESS CORP                  COMMON        98233Q105    23,716    366,390  SH   N/A    SOLE               SOLE

                                                             1,562,776
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